Basis Of Preparation Of The Consolidated Financial Statements - Summary of Financial Information on Ferrosur Roca S A (Parenthetical) (Detail) $ in Thousands	12 Months Ended
Dec. 31, 2019 ARS ($)
Ferrosur Roca SA [member] | Intragroup [Member]
Disclosure of subsidiaries [line items]
Intergroup transactions with related party	$ 347,062